UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2007
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		58
Form 13F Information Table Value Total:		117557 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	2201	23525	SHRS		SOLE		23525
Abbott Laboratories	COM	002824100	1781	33206	SHRS		SOLE		33206
AstraZeneca PLC		COM	046353108	1353	27025	SHRS		SOLE		27025
AT&T			COM	00206R102	396	9361	SHRS		SOLE		9361
Automatic Data		COM	053015103	1637	35650	SHRS		SOLE		35650
Berkshire Hathaway B	COM	084670207	3454	874	SHRS		SOLE		874
Boeing Company		COM	097023105	896	8534	SHRS		SOLE		8534
BP PLC			COM	055622104	1421	20485	SHRS		SOLE		20485
Canon Inc		COM	138006309	2582	47557	SHRS		SOLE		47557
Cascade Bancorp		COM	147154108	674	30300	SHRS		SOLE		30300
Cascade Finl Corp	COM	147272108	187	12191	SHRS		SOLE		12191
Cisco Systems		COM	17275r102	2133	64388	SHRS		SOLE		64388
CityBank		COM	17770a109	1916	66714	SHRS		SOLE		66714
Coca Cola		COM	191216100	3189	55493	SHRS		SOLE		55493
ConocoPhillips		COM	20825c104	3117	35511	SHRS		SOLE		35511
Consolidated Edison	COM	209115104	1877	40550	SHRS		SOLE		40550
Costco Wholesale	COM	22160k105	2962	48257	SHRS		SOLE		48257
Daktronics Inc		COM	234264109	1340	49225	SHRS		SOLE		49225
Danaher Inc		COM	235851102	583	7052	SHRS		SOLE		7052
EMC Corp		COM	268648102	1907	91660	SHRS		SOLE		91660
Emerson Electric	COM	291011104	1546	29040	SHRS		SOLE		29040
Encana Corp		COM	292505104	1807	29210	SHRS		SOLE		29210
Exxon Mobil		COM	30231g102	4736	51165	SHRS		SOLE		51165
Frontier Financial	COM	35907k105	1884	80770	SHRS		SOLE		80770
General Electric	COM	369604103	2853	68908	SHRS		SOLE		68908
GlaxoSmithKline PLC	COM	37733w105	1916	36020	SHRS		SOLE		36020
Hewlett-Packard		COM	428236103	2264	45463	SHRS		SOLE		45463
Horizon Financial	COM	44041f105	2397	118173	SHRS		SOLE		118173
Ingersoll-Rand Ltd	COM	G4776g101	1972	36200	SHRS		SOLE		36200
Intel Corp		COM	458140100	2562	99089	SHRS		SOLE		99089
IShares Japan		COM	464286848	2645	184475	SHRS		SOLE		184475
IShares Switzerland	COM	464286749	2879	107025	SHRS		SOLE		107025
Johnson & Johnson	COM	478160104	3106	47282	SHRS		SOLE		47282
Kimberly Clark		COM	494368103	1403	19975	SHRS		SOLE		19975
Lilly Eli & Co		COM	532457108	1424	26626	SHRS		SOLE		26626
Medtronic Inc		COM	585055106	1068	18932	SHRS		SOLE		18932
Microsoft		COM	594918104	4981	169065	SHRS		SOLE		169065
Newmont Mining Corp	COM	651639106	1832	40950	SHRS		SOLE		40950
Novo Nordisk AS		COM	670100205	1420	11735	SHRS		SOLE		11735
Occidental Pete		COM	674599105	1364	21280	SHRS		SOLE		21280
Paccar			COM	693718108	3756	44060	SHRS		SOLE		44060
Pepsico			COM	713448108	3281	44793	SHRS		SOLE		44793
Pfizer			COM	717081103	2369	96957	SHRS		SOLE		96957
Plum Creek Timber	COM	729251108	1417	31666	SHRS		SOLE		31666
Procter & Gamble	COM	742718109	3089	43922	SHRS		SOLE		43922
Royal Dutch Shell A	COM	780259206	3110	37840	SHRS		SOLE		37840
Schlumberger Ltd	COM	806857108	1379	13130	SHRS		SOLE		13130
Southern Co		COM	842587107	1462	40300	SHRS		SOLE		40300
Starbucks Corp		COM	855244109	2291	87447	SHRS		SOLE		87448
Steinway Musical Ins	COM	858495104	439	14825	SHRS		SOLE		14825
Stryker Corp		COM	863667101	1305	18976	SHRS		SOLE		18976
Tootsie Roll Inds	COM	890516107	742	27954	SHRS		SOLE		27954
Total S A		COM	89151E109	1635	20172	SHRS		SOLE		20172
United Technologies	COM	913017109	2243	27875	SHRS		SOLE		27875
United Parcel Svc	COM	911312106	2119	28210	SHRS		SOLE		28210
Verizon			COM	92343V104	217	4902	SHRS		SOLE		4902
Walgreen Company	COM	931422109	3020	63921	SHRS		SOLE		63921
Washington Federal	COM	938824109	2018	76860	SHRS		SOLE		76860
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